Feb-19-02 04:08pm From-NEW YORK STOCK EXCHANGE +12126565893 T-129 P.002/002 F-649

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certhys

NYSE

02012011

1-15276

19 2002

February 19, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 27 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BANCO ITAÚ S.A., American Depositary Shares (as evidenced by American Depositary Receipts), (Each representing 500 shares of Preferred Shares) and Preferred Shares, without par value. (application for the Preferred Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on February 19, 2002. Tentative listing date – February 21, 2002.

Sincerely,

Paras Madho